Cash and Cash Equivalents, Time Deposits and Pledged Deposits	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
Cash and Cash Equivalents, Time Deposits and Pledged Deposits

19. CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Cash and bank balances	858,607	506,073
Less: Pledged deposits	(1,444)	(384)
Time deposits	(168,225)	(50,000)

Cash and cash equivalents	688,938	455,689

Denominated in USD	681,025	451,165
Denominated in RMB	5,875	4,335
Denominated in EUR	2,038	189

Cash and cash equivalents	688,938	455,689

The cash and bank balances of the Group denominated in Renminbi (“RMB”) amounted to US$5.9 million and US$4.3 million in the consolidated statements of financial position as at December 31, 2021 and 2020, respectively. The RMB is not freely convertible into other currencies, however, under Mainland China’s Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Group is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.

The pledged deposit as at December 31, 2021 was pledged for issuing a letter of guarantee to a supplier of the Group and for credit card facilities. The pledged deposit as at December 31, 2020 was pledged for issuing bank acceptance notes to suppliers of the Group and credit card facilities.

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.